Consolidated Statements of Shareholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class C	Common Stock Class D	Common Stock Legacy Rumble Class A	Common Stock Legacy Rumble Class B	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021				$ 43,223,609	$ 129,761		$ 4,392,666	$ (17,378,707)	$ 30,367,329
Balance (in Shares) at Dec. 31, 2021				8,119,690	135,220
Issuance of Legacy Rumble Class A Common Stock in exchange for Legacy Rumble preference shares				$ 17,314,203					17,314,203
Issuance of Legacy Rumble Class A Common Stock in exchange for Legacy Rumble preference shares (in Shares)				606,360
Issuance of Class A and C Common Stock in exchange for Legacy Rumble Class A and B common shares	$ 4,897	$ 16,876		$ (60,537,812)	$ (129,761)		60,645,800
Issuance of Class A and C Common Stock in exchange for Legacy Rumble Class A and B common shares (in Shares)	48,970,404	168,762,214		(8,726,050)	(135,220)
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants	$ 731,281						(731,281)
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants (in Shares)	14,153,048
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement		$ (110)					(10,999,890)		(11,000,000)
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement (in Shares)		(1,100,000)
Issuance of Class D Common Stock in the Key Individual Subscription Agreement			$ 10,578				989,422		1,000,000
Issuance of Class D Common Stock in the Key Individual Subscription Agreement (in Shares)			105,782,403
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction	$ 1,088					$ 750	105,089,512		105,091,350
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction (in Shares)	10,875,000					7,500,000
Issuance of Class A Common Stock in exchange for CFVI Class B common shares	$ 750					$ (750)
Issuance of Class A Common Stock in exchange for CFVI Class B common shares (in Shares)	7,500,000					(7,500,000)
Issuance of Class A Common Stock in connection with public shares	$ 2,997						299,690,113		299,693,110
Issuance of Class A Common Stock in connection with public shares (in Shares)	29,969,311
Issuance costs in connection with the Qualifying Transaction							(54,091,750)		(54,091,750)
Excess fair value over net assets acquired – listing fee							(2,265,284)		(2,265,284)
Eliminate CFVI’s historical accumulated deficit							(37,003,588)		(37,003,588)
Share-based compensation							1,933,403		1,933,403
Loss for the year								(11,403,994)	(11,403,994)
Balance at Dec. 31, 2022	$ 741,013	$ 16,766	$ 10,578				367,649,123	(28,782,701)	339,634,779
Balance (in Shares) at Dec. 31, 2022	111,467,763	167,662,214	105,782,403
Issuance of Class A Common Stock in connection with Callin acquisition	$ 149						14,664,682		14,664,831
Issuance of Class A Common Stock in connection with Callin acquisition (in Shares)	981,243
Issuance costs in connection with Callin acquisition							(40,478)		(40,478)
Holdback of Class A Common Stock for the repayment of domain name loan in connection with the acquisition of Locals Technology Inc.	$ (3)						(391,232)		(391,235)
Holdback of Class A Common Stock for the repayment of domain name loan in connection with the acquisition of Locals Technology Inc. (in Shares)	(26,731)
Issuance of Class A Common Stock upon vesting of restricted stock units	$ 55								55
Issuance of Class A Common Stock upon vesting of restricted stock units (in Shares)	551,522
Issuance of Class A Common Stock in exchange for Class C Common Stock	$ 231	$ (231)
Issuance of Class A Common Stock in exchange for Class C Common Stock (in Shares)	2,308,593	(2,308,593)
Net share settlement on restricted stock units	$ (35)						(2,107,536)		(2,107,571)
Net share settlement on restricted stock units (in Shares)	(355,690)
Issuance of Class A Common Stock in exchange for CFVI Class B common shares (in Shares)	7,500,000
Share-based compensation							16,283,229		16,283,229
Loss for the year								(116,420,462)	(116,420,462)
Balance at Dec. 31, 2023	$ 741,410	$ 16,535	$ 10,578				$ 396,057,788	$ (145,203,163)	$ 251,623,148
Balance (in Shares) at Dec. 31, 2023	114,926,700	165,353,621	105,782,403